                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE CASH MANAGEMENT FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (8.7%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Bank of Montreal
  04-21-08                           5.15%       $63,000,000(b)         $63,000,000
Barclays Bank
  03-17-08                           5.02         32,000,000(b)          31,998,371
  05-30-08                           5.21         40,000,000             40,000,000
Credit Suisse NY
  01-14-08                           5.08         34,000,000             34,000,000
  02-26-08                           5.47         73,000,000(b)          72,999,999
  06-16-08                           5.34         42,000,000             42,000,000
Deutsche Bank NY
  05-22-08                           5.24         50,000,000             50,000,000
Natixis
  03-31-08                           5.40         50,000,000(b)          50,000,000
  04-02-08                           5.40         36,500,000(b)          36,497,060
Societe GeneralNY
  11-05-07                           5.10         40,000,000             40,000,000
-----------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $460,495,430)                                                   $460,495,430
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (21.8%)(b)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Bank of Ireland
  09-12-08                           5.36%       $50,000,000            $50,000,000
Bank of New York
  11-11-08                           5.08         40,000,000             40,000,000
Bear Stearns Companies
  08-15-08                           5.15         25,000,000             25,000,000
  08-28-08                           4.81         30,000,000             30,000,000
Cullinan Finance
  03-28-08                           4.97         37,000,000(d)          36,997,743
  04-28-08                           4.97         31,000,000(d)          30,997,732
DEPFA Bank
  06-13-08                           5.75         50,000,000             50,000,000
General Electric Capital
  11-24-08                           4.91         10,000,000             10,000,000
Goldman Sachs Group
  10-14-08                           5.16         25,000,000             25,000,000
HSBC Finance
  09-24-08                           4.94         25,000,000             25,000,000
Irish Life & Permanent
  08-20-08                           5.05         35,000,000             34,998,589

FLOATING RATE NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Lehman Brothers Holdings
  09-26-08                           5.49%       $40,000,000            $40,000,000
Lloyds TSB Group
  10-06-08                           5.68         40,000,000             40,000,000
Merrill Lynch & Co
  08-15-08                           5.18         35,000,000             34,969,962
  08-22-08                           4.99         48,000,000             48,000,000
  09-12-08                           5.23         30,000,000             30,000,000
  11-17-08                           5.18         40,000,000             40,000,000
MetLife Global Funding I
  11-09-07                           5.14          8,000,000              8,000,356
  09-24-08                           4.99         30,000,000             30,000,000
Morgan Stanley
  01-18-08                           5.34         44,000,000             43,986,844
  02-06-08                           5.18         61,000,000             61,000,001
Natixis
  08-14-08                           5.10         27,000,000             27,000,000
  09-08-08                           5.35         30,000,000             30,000,000
Northern Rock
  07-08-08                           5.81         59,300,000             59,300,000
  08-01-08                           5.18         15,000,000             15,000,000
Sedna Finance
  01-18-08                           5.17         42,000,000(d)          41,999,102
Skandinaviska Enskilda Banken
  08-22-08                           5.18         43,000,000             43,000,000
  09-08-08                           5.12         20,000,000             20,000,000
  09-17-08                           5.02         30,000,000             30,000,000
Wells Fargo Bank
  11-03-08                           5.17         20,000,000             20,000,000
Westpac Banking
  07-11-08                           5.78         59,300,000             59,300,000
WhistleJacket Capital LLC
  02-25-08                           5.15         35,000,000(d)          35,001,796
  03-20-08                           4.96         40,000,000(d)          39,996,940
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $1,154,549,065)                                               $1,154,549,065
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (68.6%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (34.4%)
Alpine Securitization
  01-25-08                           4.93%       $30,700,000(c)         $30,347,718
  01-29-08                           4.89         42,000,000(c)          41,499,523
BA Credit Card Trust
  11-01-07                           5.44         36,900,000(c)          36,900,000
  11-26-07                           5.17         15,000,000(c)          14,945,000
  11-27-07                           5.15         40,300,000(c)          40,147,196
  12-03-07                           5.04         50,000,000(c)          49,773,333
  12-07-07                           5.16         40,000,000(c)          39,792,000
  12-11-07                           5.22         29,000,000(c)          28,830,833
Chariot Funding LLC
  11-07-07                           4.54         17,700,000(c)          17,684,601
Cheyne Finance LLC
  10-18-07                           4.95         23,000,000(d)          23,000,000
Citigroup Funding
  12-13-07                           5.48         35,000,000             34,775,417
  01-16-08                           5.11         45,000,000             44,520,250
  01-31-08                           4.81         40,500,000             40,014,743
Citibank Credit Card Issue Trust (Dakota Nts)
  11-02-07                           2.66         33,500,000(c)          33,495,115
  11-05-07                           4.22         24,950,000(c)          24,935,584
  11-06-07                           4.40         63,000,000(c)          62,954,499
  01-28-08                           5.14         50,000,000(c)          49,381,556
CRC Funding LLC
  11-29-07                           4.98         40,000,000(c)          39,842,267
  12-11-07                           4.75         31,400,000             31,233,231
Cullinan Finance
  04-25-08                           5.25         40,000,000(d)          40,000,000
Fairway Finance LLC
  12-05-07                           4.79         39,100,000(c)          38,921,270
  12-06-07                           4.72         29,100,000(c)          28,965,190
Falcon Asset Securitization LLC
  11-23-07                           4.71         30,000,000(c)          29,911,267
  12-12-07                           4.82         40,000,000(c)          39,779,511
Gemini Securitization
  11-01-07                           5.35         20,000,000(c)          20,000,000
  12-07-07                           4.86          3,100,000(c)           3,084,810
  01-03-08                           4.89         42,600,000(c)          42,237,687
  01-09-08                           5.17         40,000,000(c)          39,607,467
Grampian Funding LLC
  11-16-07                           4.93         35,000,000(c)          34,924,458
Jupiter Securitization LLC
  11-01-07                           5.00         27,500,000(c)          27,500,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
K2 (USA) LLC
  04-21-08                           5.20%       $45,000,000(d)         $45,000,000
Old Line Funding LLC
  11-09-07                           4.69         52,600,000(c)          52,539,218
  11-14-07                           4.89         30,000,000(c)          29,943,883
  11-15-07                           4.91         40,000,000(c)          39,919,422
  12-04-07                           5.09         25,000,000(c)          24,881,979
  01-10-08                           4.87         42,000,000(c)          41,605,550
  01-14-08                           5.16         20,000,000(c)          19,790,333
Park Avenue Receivables LLC
  12-14-07                           4.98         19,500,000             19,383,542
Sheffield Receivables
  11-16-07                           4.57         39,200,000(c)          39,121,600
  12-14-07                           4.86         40,000,000(c)          39,766,844
Sigma Finance
  04-18-08                           5.20         45,000,000(d)          45,000,000
  04-23-08                           5.23         60,000,000(d)          60,000,000
  06-06-08                           5.26         40,000,000(d)          39,998,809
Solitaire Funding LLC
  11-28-07                           5.09         36,900,000(c)          36,756,367
Thames Asset Global Securities #1
  12-20-07                           4.83         30,300,000(c)          30,100,803
Thunder Bay Funding LLC
  11-19-07                           4.72         19,663,000(c)          19,614,826
  01-07-08                           5.16         47,000,000(c)          46,552,142
WhistleJacket Capital LLC
  11-29-07                           5.11         32,000,000(d)          31,870,578
Windmill Funding
  11-02-07                           2.64         48,000,000(c)          47,993,067
  11-14-07                           4.89         70,000,000(c)          69,869,024
  12-10-07                           5.02         18,500,000(c)          18,398,790
                                                                    ---------------
Total                                                                 1,827,111,303
-----------------------------------------------------------------------------------

BANKING (19.1%)
Bank of America
  11-06-07                           4.46         51,300,000             51,262,452
  11-08-07                           4.78         41,000,000             40,957,109
  12-21-07                           4.89         45,000,000             44,694,375
  01-17-08                           5.05         50,000,000             49,466,347
Barclays US Funding
  11-05-07                           4.26         40,000,000             39,976,644
  01-02-08                           5.19         40,000,000             39,644,533
  01-08-08                           5.23         54,000,000             53,471,641
HBOS
  12-06-07                           5.62         40,000,000             39,779,500

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
BANKING (CONT.)
ING (US) Funding LLC
  11-06-07                           4.23%       $10,400,000            $10,392,778
  11-27-07                           4.62         19,300,000             19,234,208
JPMorgan Chase & Co
  01-04-08                           5.09         32,000,000             31,712,711
  01-10-08                           5.09         38,000,000             37,627,600
  01-22-08                           5.10         40,000,000             39,541,711
  01-24-08                           5.11         33,000,000             32,611,920
  02-19-08                           4.93         40,000,000             39,409,667
Marshall & Ilsley
  01-07-08                           4.84         17,000,000             16,848,133
Rabobank USA Finance
  01-22-08                           4.88         35,000,000             34,615,739
Societe Generale North America
  12-03-07                           5.02         23,700,000             23,592,981
  12-17-07                           5.04         40,000,000             39,741,889
  01-03-08                           5.20         36,000,000             35,674,920
  01-11-08                           5.21         50,000,000             49,491,167
UBS Finance (Delaware) LLC
  11-13-07                           5.13         45,000,000             44,917,950
  11-20-07                           4.78         32,000,000             31,916,400
  11-21-07                           4.79         20,000,000             19,945,000
  01-15-08                           5.09         50,000,000             49,475,521
UBS Stamford
  11-28-07                           5.14         42,000,000             42,000,000
Wells Fargo Bank
  11-16-07                           4.50         55,200,000             55,091,211
                                                                    ---------------
Total                                                                 1,013,094,107
-----------------------------------------------------------------------------------

BROKERAGE (6.0%)
Goldman Sachs Group
  12-19-07                           4.80         50,000,000             49,680,000
  12-20-07                           4.80         50,000,000             49,673,333
  01-23-08                           4.89         38,500,000             38,071,270
Lehman Brothers Holdings
  04-15-08                           5.19         36,000,000             35,165,020
Merrill Lynch & Co
  11-16-07                           4.52         28,600,000             28,543,396
  12-04-07                           4.73         30,000,000             29,868,275
Morgan Stanley
  11-15-07                           4.82         25,000,000             24,950,611
  11-19-07                           5.30         30,000,000             29,917,500
  11-20-07                           5.31         35,000,000             34,898,403
                                                                    ---------------
Total                                                                   320,767,808
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

DIVERSIFIED MANUFACTURING (0.7%)
General Electric
  12-27-07                           4.87%       $40,000,000            $39,698,222
-----------------------------------------------------------------------------------

LIFE INSURANCE (2.1%)
New York Life Capital
  11-19-07                           4.51         15,000,000(c)          14,964,900
Prudential Funding LLC
  11-08-07                           4.24         48,500,000             48,455,016
  12-10-07                           4.67          8,700,000              8,655,703
  12-18-07                           4.80         39,000,000             38,755,600
                                                                    ---------------
Total                                                                   110,831,219
-----------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (2.8%)
General Electric Capital
  11-07-07                           4.56         75,300,000             75,234,238
  11-26-07                           5.07         35,000,000             34,874,097
General Electric Capital Services
  11-21-07                           4.96         40,000,000             39,886,222
                                                                    ---------------
Total                                                                   149,994,557
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (3.1%)
BNP Paribas Finance
  11-13-07                           4.67         50,000,000             49,917,000
  12-05-07                           4.90         43,000,000             42,799,056
  12-19-07                           4.86         30,000,000             29,805,600
Toronto Dominion Holdings USA
  11-30-07                           5.00         40,000,000(c)          39,836,150
                                                                    ---------------
Total                                                                   162,357,806
-----------------------------------------------------------------------------------

RETAILERS (0.4%)
Wal-Mart Stores
  11-26-07                           4.61         20,000,000(c)          19,934,583
-----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $3,643,789,605)                                               $3,643,789,605
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,258,834,100)(e)                                            $5,258,834,100
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $1,447,050,366 or 27.3% of net assets.

(d)  Denotes investments in structured investment vehicles ("SIVs").

     In the third and fourth calendar quarters of 2007 structured investment vehicles have generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed commercial paper as well as the lack of liquidity in the markets for the collateral underlying these investment structures. As of Oct. 31, 2007, on an aggregate basis, $469.9 million, representing 8.9% of the Fund's total net assets were invested in SIVs. These investments, which were fair valued on Oct. 31, 2007, were in the most senior debt issued by these vehicles, which offered the greatest protection from non-performance.

     Subsequent to Oct. 31, 2007, $32.0 million matured on one of the Fund's holdings in WhistleJacket Capital LLC, and all interest and principal payments were received by the Fund on a timely basis. With the exception of Cheyne Finance LLC, it is still believed that the Fund will receive full payment on the other SIV investments.

--------------------------------------------------------------------------------

 2 RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2007

     On Aug. 28, 2007, Cheyne Finance breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne Finance to be insolvent. The Fund's holding in Cheyne Finance is in default as of its Oct. 18, 2007 maturity date. The receivers are currently developing a restructuring plan which will likely result in the Fund receiving less than full payment on its investment. Accordingly, the value of the holding has been reduced through fair valuation procedures.

(e) Also represents the cost of securities for federal income tax purposes at Oct. 31, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Money Market Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date December 27, 2007